Earnings per share (Details) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Weighted number of shares outstanding	223,883,084	187,089,253	217,698,351	187,041,805
Net loss per share basic	€ (0.30)	€ (0.31)	€ (0.57)	€ (0.39)